UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-06135

Templeton Institutional Funds

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur,

One Franklin Parkway,

San Mateo,

CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(954) 527-7500

Date of fiscal year end: 12/31

Date of reporting period: 6/30/24

Item 1. Reports to Stockholders.

a.)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).
b.)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not Applicable.

TIF Foreign Smaller Companies Series
Advisor Class [TFSCX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about TIF Foreign Smaller Companies Series for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 321-8563.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$54	1.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$160,344,786
Total Number of Portfolio Holdings*	107
Portfolio Turnover Rate	17.65%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
TIF Foreign Smaller Companies Series	PAGE 1	458-STSR-0824

TIF International Equity Series
Primary Shares [TFEQX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about TIF International Equity Series for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 321-8563.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Primary Shares	$44	0.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$102,593,250
Total Number of Portfolio Holdings*	54
Portfolio Turnover Rate	20.35%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
TIF International Equity Series	PAGE 1	454-STSR-0824

TIF International Equity Series
Service Shares [TFESX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about TIF International Equity Series for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 321-8563.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Service Shares	$56	1.07%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$102,593,250
Total Number of Portfolio Holdings*	54
Portfolio Turnover Rate	20.35%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
TIF International Equity Series	PAGE 1	444-STSR-0824

Item 2.	Code of Ethics.

N/A

Item 3.	Audit Committee Financial Expert.

N/A

Item 4.	Principal Accountant Fees and Services.

N/A

Item 5.	Audit Committee of Listed Registrants.

N/A

Item 6.	Schedule of Investments.

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSRS.

(b) N/A

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Templeton
Institutional Funds
Financial Statements and Other Important Information
Semi-Annual | June 30, 2024
Foreign Smaller Companies Series
International Equity Series

Table of Contents
ftinstitutional.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedules of Investments 2
Financial Statements 13
Notes to Financial Statements 16
Changes In and Disagreements with Accountants 28
Results of Meeting(s) of Shareholders 28
Remuneration Paid to Directors, Officers and Others 28
Board Approval of Management and Subadvisory Agreements 28

Templeton Institutional Funds
Financial Highlights
Foreign Smaller Companies Series
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.67 $16.35 $21.80 $23.03 $21.40 $17.96
Income from investment operations
a
:
Net investment income
b
............. 0.14 0.26 0.31 0.28 0.17 0.30
Net realized and unrealized gains (losses) (0.09) 2.30 (5.38) 2.07 1.74 3.79
Total from investment operations ........ 0.05 2.56 (5.07) 2.35 1.91 4.09
Less distributions from:
Net investment income .............. — (0.24) (0.32) (0.28) (0.22) (0.37)
Net realized gains ................. — — (0.06) (3.30) (0.06) (0.28)
Total distributions ................... — (0.24) (0.38) (3.58) (0.28) (0.65)
Net asset value, end of period .......... $18.72 $18.67 $16.35 $21.80 $23.03 $21.40
Total return
c
....................... 0.27% 15.75% (23.19)% 10.72% 8.95% 22.86%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.09% 1.09% 1.02% 1.04% 1.04% 1.02%
Expenses net of waiver and payments by
affiliates .......................... 1.09%
e
1.09%
e
1.02%
e
1.04%
e
1.03% 1.02%
e
Net investment income ............... 1.53% 1.49% 1.76% 1.13% 0.87% 1.48%
Supplemental data
Net assets, end of period (000’s) ........ $160,345 $191,256 $353,380 $739,717 $725,098 $782,971
Portfolio turnover rate ................ 17.65% 36.62% 16.54% 31.09% 34.89% 39.48%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Institutional Funds
Schedule of Investments (unaudited), June 30, 2024
Foreign Smaller Companies Series
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks 94.7%
Austria 1.0%
DO & CO AG ................... Commercial Services & Supplies 8,733 $ 1,554,815
Bahamas 1.8%
a
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 187,955 2,888,868
Belgium 1.4%
Barco NV ...................... Electronic Equipment, Instruments &
Components 103,640 1,146,384
Kinepolis Group NV .............. Entertainment 29,930 1,089,415
2,235,799
Brazil 2.8%
Camil Alimentos SA ............... Food Products 966,600 1,426,467
Dexco SA ...................... Paper & Forest Products 1,220,800 1,432,549
M Dias Branco SA ................ Food Products 191,400 1,004,188
Tres Tentos Agroindustrial SA ....... Food Products 354,700 626,872
4,490,076
Canada 4.4%
Canaccord Genuity Group, Inc. ...... Capital Markets 149,200 922,549
Canadian Western Bank ........... Banks 101,654 3,223,031
Computer Modelling Group Ltd. ...... Software 308,104 2,970,247
7,115,827
China 1.5%
b
JNBY Design Ltd. , Reg S .......... Textiles, Apparel & Luxury Goods 598,000 1,161,657
Xtep International Holdings Ltd. ...... Textiles, Apparel & Luxury Goods 1,886,144 1,158,844
2,320,501
Denmark 0.5%
Matas A/S ...................... Specialty Retail 48,859 812,524
Finland 2.0%
c
Fiskars OYJ Abp ................. Household Durables 46,991 818,444
Huhtamaki OYJ .................. Containers & Packaging 58,242 2,329,490
3,147,934
France 0.4%
Kaufman & Broad SA ............. Household Durables 25,137 690,852
Germany 5.6%
c
Adesso SE ..................... IT Services 9,959 894,444
Duerr AG ...................... Machinery 34,206 723,974
c
Gerresheimer AG ................ Life Sciences Tools & Services 13,691 1,471,485
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 46,695 1,349,124
a,b
Montana Aerospace AG , 144A , Reg S . Aerospace & Defense 78,546 1,637,060
Rational AG .................... Machinery 2,240 1,857,490
Stabilus SE ..................... Machinery 23,360 1,070,547
9,004,124
Greece 0.7%
JUMBO SA ..................... Specialty Retail 37,208 1,071,262
Hong Kong 3.1%
Techtronic Industries Co. Ltd. ....... Machinery 207,000 2,359,777
VTech Holdings Ltd. .............. Communications Equipment 349,500 2,612,961
4,972,738

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
India 1.9%
Exide Industries Ltd. .............. Automobile Components 452,275 $ 3,061,052
Indonesia 0.6%
Industri Jamu Dan Farmasi Sido Muncul
Tbk. PT ...................... Personal Care Products 21,178,600 1,002,346
Israel 1.0%
Maytronics Ltd. .................. Household Durables 49,895 186,392
a
Nayax Ltd. ..................... Electronic Equipment, Instruments &
Components 67,868 1,438,013
1,624,405
Italy 8.9%
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 18,445 1,841,180
b
Carel Industries SpA , 144A , Reg S ... Building Products 34,785 644,567
Intercos SpA .................... Personal Care Products 118,810 1,926,677
Interpump Group SpA ............. Machinery 52,929 2,348,638
LU-VE SpA ..................... Building Products 28,057 779,846
Sanlorenzo SpA ................. Leisure Products 65,579 2,715,885
a,c
Seco SpA ...................... Technology Hardware, Storage & Peripherals 255,467 823,628
b
Technogym SpA , 144A , Reg S ...... Leisure Products 312,531 3,215,352
14,295,773
Japan 19.1%
Anicom Holdings, Inc. ............. Insurance 150,800 631,622
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 182,200 2,809,628
Bunka Shutter Co. Ltd. ............ Building Products 99,400 1,094,534
CKD Corp. ..................... Machinery 105,800 2,099,713
Glory Ltd. ...................... Machinery 45,100 787,688
Idec Corp. ...................... Electrical Equipment 62,800 1,159,083
IDOM, Inc. ..................... Specialty Retail 219,400 1,905,449
Kaneka Corp. ................... Chemicals 65,000 1,712,053
MEITEC Group Holdings, Inc. ....... Professional Services 131,500 2,666,026
Morinaga & Co. Ltd. .............. Food Products 41,800 649,387
Nichiha Corp. ................... Building Products 101,200 2,157,890
Nissei ASB Machine Co. Ltd. ........ Machinery 57,500 1,984,503
Qol Holdings Co. Ltd. ............. Consumer Staples Distribution & Retail 87,900 815,860
Roland Corp. ................... Leisure Products 48,800 1,236,070
Sato Holdings Corp. .............. Commercial Services & Supplies 86,600 1,165,392
c
Shima Seiki Manufacturing Ltd. ...... Machinery 120,400 1,268,160
Shoei Co. Ltd. ................... Automobile Components 38,700 472,493
TechnoPro Holdings, Inc. .......... Professional Services 108,600 1,779,026
Topcon Corp. ................... Electronic Equipment, Instruments &
Components 105,100 1,183,518
Tsumura & Co. .................. Pharmaceuticals 121,300 3,095,369
30,673,464
Mexico 0.7%
a,b
Grupo Traxion SAB de CV , A , 144A ,
Reg S ....................... Ground Transportation 779,074 1,159,692
New Zealand 1.0%
Summerset Group Holdings Ltd. ..... Health Care Providers & Services 280,798 1,624,759
Norway 1.4%
TGS ASA ...................... Energy Equipment & Services 180,518 2,165,450
Philippines 2.1%
Century Pacific Food, Inc. .......... Food Products 3,281,100 1,803,511

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Philippines (continued)
Puregold Price Club, Inc. ........... Consumer Staples Distribution & Retail 3,577,300 $ 1,480,093
3,283,604
Portugal 0.6%
c
Corticeira Amorim SGPS SA ........ Containers & Packaging 105,605 1,019,153
South Korea 4.3%
BNK Financial Group, Inc. .......... Banks 177,970 1,091,196
DGB Financial Group, Inc. .......... Banks 183,605 1,066,335
i-SENS, Inc. .................... Health Care Equipment & Supplies 98,313 1,344,911
a
Jeisys Medical, Inc. ............... Health Care Equipment & Supplies 166,379 1,545,871
NongShim Co. Ltd. ............... Food Products 5,085 1,797,906
6,846,219
Sweden 2.8%
b
Dometic Group AB , 144A .......... Automobile Components 198,473 1,258,618
Electrolux Professional AB , B ....... Machinery 199,973 1,324,049
Tethys Oil AB ................... Oil, Gas & Consumable Fuels 158,714 509,990
b
Thule Group AB , 144A , Reg S ....... Leisure Products 52,833 1,380,191
4,472,848
Switzerland 4.6%
Bucher Industries AG ............. Machinery 5,450 2,192,368
c
Logitech International SA .......... Technology Hardware, Storage & Peripherals 9,413 911,931
b
Medacta Group SA , 144A , Reg S .... Health Care Equipment & Supplies 13,154 1,789,202
Siegfried Holding AG .............. Life Sciences Tools & Services 2,367 2,455,076
7,348,577
Taiwan 7.0%
Chicony Electronics Co. Ltd. ........ Technology Hardware, Storage & Peripherals 61,037 320,482
Giant Manufacturing Co. Ltd. ........ Leisure Products 127,482 830,858
Johnson Health Tech Co. Ltd. ....... Leisure Products 370,000 1,009,750
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 475,000 1,731,957
Merida Industry Co. Ltd. ........... Leisure Products 193,000 1,283,727
Nien Made Enterprise Co. Ltd. ...... Household Durables 78,000 934,927
Primax Electronics Ltd. ............ Electronic Equipment, Instruments &
Components 462,000 1,336,327
Shin Zu Shing Co. Ltd. ............ Machinery 229,000 1,720,930
Topkey Corp. ................... Leisure Products 130,000 800,689
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 190,000 1,272,862
11,242,509
Thailand 1.9%
Hana Microelectronics PCL ......... Electronic Equipment, Instruments &
Components 1,129,400 1,419,346
Major Cineplex Group PCL ......... Entertainment 2,915,900 991,835
TOA Paint Thailand PCL ........... Chemicals 1,162,200 626,591
TOA Paint Thailand PCL , NVDR ..... Chemicals 120,700 65,074
3,102,846
United Kingdom 10.4%
Coats Group plc ................. Textiles, Apparel & Luxury Goods 1,331,129 1,332,735
Fevertree Drinks plc .............. Beverages 137,101 1,878,748
Greggs plc ..................... Hotels, Restaurants & Leisure 56,930 1,994,955
b
Ibstock plc , 144A , Reg S ........... Construction Materials 421,204 825,321
Johnson Service Group plc ......... Commercial Services & Supplies 502,820 1,003,040
Man Group plc .................. Capital Markets 921,687 2,816,295

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 27 .
a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom (continued)
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 47,434 $ 1,475,942
Pagegroup plc .................. Professional Services 321,992 1,735,171
Rathbones Group plc ............. Capital Markets 80,176 1,701,026
Savills plc ...................... Real Estate Management & Development 68,816 969,110
a,b
Watches of Switzerland Group plc , 144A Specialty Retail 192,627 1,004,940
16,737,283
United States 1.2%
Axis Capital Holdings Ltd. .......... Insurance 12,714 898,244
a,c
IMAX Corp. ..................... Entertainment 61,767 1,035,833
1,934,077
Total Common Stocks (Cost $ 111,355,229 ) .....................................
151,899,377
Short Term Investments 0.8%
a a
Industry Shares a Value
a a a a a a
d
Investments from Cash Collateral Received for Loaned
Securities 0.8%
Money Market Funds 0.8%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio , 4.972% ......... 1,205,427 1,205,427
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 1,205,427 ) .................................................................
1,205,427
a a a a a
Total Short Term Investments (Cost $ 1,205,427 ) .................................
1,205,427
a a a
Total Investments (Cost $ 112,560,656 ) 95.5% ...................................
$153,104,804
Other Assets, less Liabilities 4.5% .............................................
7,239,982
Net Assets 100.0% ...........................................................
$160,344,786
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the aggregate value of these securities was $14,076,600, representing 8.8% of net assets.
c
A portion or all of the security is on loan at June 30, 2024. See Note 1(d).
d
See Note 1(d) regarding securities on loan.
e
See Note 3(d) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Institutional Funds
Financial Highlights
International Equity Series
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Primary Shares
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.91 $10.19 $11.96 $15.22 $15.54 $14.87
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.49
c
0.26 0.26 1.03
d
0.64
Net realized and unrealized gains (losses) 0.77 1.77 (1.40) 0.55 (0.32) 1.06
Total from investment operations ........ 0.96 2.26 (1.14) 0.81 0.71 1.70
Less distributions from:
Net investment income .............. — (0.90) (0.10) (1.46) (0.67) (1.02)
Net realized gains ................. — (0.64) (0.53) (2.61) (0.36) (0.01)
Total distributions ................... — (1.54) (0.63) (4.07) (1.03) (1.03)
Net asset value, end of period .......... $11.87 $10.91 $10.19 $11.96 $15.22 $15.54
Total return
e
....................... 8.71% 22.84% (9.23)% 5.75% 5.30% 11.57%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.90% 0.92% 0.87% 0.94% 0.87% 0.82%
Expenses net of waiver and payments by
affiliates .......................... 0.85% 0.88% 0.83% 0.91% 0.84% 0.82%
g
Net investment income ............... 3.26% 4.31%
c
2.35% 1.64% 7.51%
d
4.13%
Supplemental data
Net assets, end of period (000’s) ........ $102,448 $127,735 $196,051 $386,291 $447,139 $1,695,980
Portfolio turnover rate ................ 20.35% 18.18%
h
46.42% 44.73% 89.34% 36.83%
h
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.23 per share related to income received in the form of EU reclaims in connection with certain Fund holdings.
Excluding this amount, the ratio of net investment income to average net assets would have been 2.34%.
d
Net investment income per share includes approximately $0.77 per share related to income received in the form of EU reclaims in connection with certain Fund holdings.
Excluding this amount, the ratio of net investment income to average net assets would have been 1.86% and total return would have been (0.03)%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Institutional Funds
Financial Highlights
International Equity Series
(continued)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021 2020 2019
Service Shares
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.23 $10.45 $12.24 $15.48 $15.79 $14.97
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.49
c
0.20 0.24 1.17
d
0.98
Net realized and unrealized gains (losses) 0.78 1.84 (1.38) 0.58 (0.47) 0.70
Total from investment operations ........ 0.97 2.33 (1.18) 0.82 0.70 1.68
Less distributions from:
Net investment income .............. — (0.91) (0.08) (1.45) (0.65) (0.85)
Net realized gains ................. — (0.64) (0.53) (2.61) (0.36) (0.01)
Total distributions ................... — (1.55) (0.61) (4.06) (1.01) (0.86)
Net asset value, end of period .......... $12.20 $11.23 $10.45 $12.24 $15.48 $15.79
Total return
e
....................... 8.65% 22.68% (9.29)% 5.69% 5.16% 11.34%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.12% 0.86% 1.01% 1.04% 1.01% 0.97%
Expenses net of waiver and payments by
affiliates .......................... 1.07% 0.82% 0.97% 1.00% 0.98% 0.97%
g
Net investment income ............... 3.18% 4.26%
c
1.71% 1.52% 8.42%
d
3.98%
Supplemental data
Net assets, end of period (000’s) ........ $145 $136 $123 $521 $448 $700
Portfolio turnover rate ................ 20.35% 18.18%
h
46.42% 44.73% 89.34% 36.83%
h
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.23 per share related to income received in the form of EU reclaims in connection with certain Fund holdings.
Excluding this amount, the ratio of net investment income to average net assets would have been 2.29%.
d
Net investment income per share includes approximately $0.78 per share related to income received in the form of EU reclaims in connection with certain Fund holdings.
Excluding this amount, the ratio of net investment income to average net assets would have been 2.77% and total return would have been (0.14)%.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Institutional Funds
Schedule of Investments (unaudited), June 30, 2024
International Equity Series
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks 96.4%
Belgium 1.3%
Anheuser-Busch InBev SA/NV ...... Beverages 22,691 $ 1,317,527
Canada 3.1%
Manulife Financial Corp. ........... Insurance 39,700 1,057,061
Royal Bank of Canada ............ Banks 19,500 2,075,848
3,132,909
Chile 2.0%
Antofagasta plc .................. Metals & Mining 78,600 2,088,959
China 1.5%
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 5,822 1,566,642
Denmark 1.5%
a,b
Orsted A/S, 144A, Reg S ........... Electric Utilities 28,288 1,502,916
France 9.5%
Cie de Saint-Gobain SA ........... Building Products 21,882 1,702,092
Danone SA ..................... Food Products 27,435 1,680,623
Kering SA ...................... Textiles, Apparel & Luxury Goods 4,452 1,619,619
TotalEnergies SE ................ Oil, Gas & Consumable Fuels 43,227 2,894,616
Veolia Environnement SA .......... Multi-Utilities 62,166 1,862,310
9,759,260
Germany 10.1%
Deutsche Boerse AG .............. Capital Markets 8,276 1,691,823
Deutsche Telekom AG ............. Diversified Telecommunication Services 155,109 3,899,288
Fresenius Medical Care AG ......... Health Care Providers & Services 25,264 965,644
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 45,975 1,687,533
SAP SE ....................... Software 10,722 2,154,089
10,398,377
Hungary 0.9%
Richter Gedeon Nyrt . ............. Pharmaceuticals 37,000 961,130
India 1.6%
Reliance Industries Ltd. ............ Oil, Gas & Consumable Fuels 44,803 1,680,057
Ireland 1.7%
c
Smurfit Kappa Group plc ........... Containers & Packaging 39,146 1,743,207
Japan 11.5%
c
Hitachi Ltd. ..................... Industrial Conglomerates 103,010 2,319,767
Honda Motor Co. Ltd. ............. Automobiles 196,828 2,116,228
KDDI Corp. ..................... Wireless Telecommunication Services 42,041 1,113,903
Mitsubishi Electric Corp. ........... Electrical Equipment 135,658 2,174,274
Sumitomo Mitsui Financial Group, Inc. . Banks 48,586 3,261,839
Tokyo Electron Ltd. ............... Semiconductors & Semiconductor Equipment 3,762 823,631
11,809,642
Netherlands 2.7%
ING Groep NV .................. Banks 109,438 1,880,700
SBM Offshore NV ................ Energy Equipment & Services 58,381 893,625
2,774,325
Norway 1.4%
Norsk Hydro ASA ................ Metals & Mining 233,268 1,454,448
South Korea 5.3%
KB Financial Group, Inc. ........... Banks 25,324 1,436,837

Templeton Institutional Funds
Schedule of Investments (unaudited)
International Equity Series
(continued)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea (continued)
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 43,972 $ 2,581,459
Shinhan Financial Group Co. Ltd. .... Banks 39,324 1,367,490
5,385,786
Sweden 1.4%
Securitas AB, B .................. Commercial Services & Supplies 144,325 1,430,907
Switzerland 1.2%
Adecco Group AG ................ Professional Services 35,645 1,182,584
Taiwan 3.3%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 114,298 3,379,555
United Kingdom 16.2%
AstraZeneca plc ................. Pharmaceuticals 20,516 3,193,094
BAE Systems plc ................ Aerospace & Defense 119,950 1,998,043
Barratt Developments plc .......... Household Durables 250,479 1,487,686
HSBC Holdings plc ............... Banks 236,180 2,038,789
Lloyds Banking Group plc .......... Banks 3,841,928 2,649,943
Smith & Nephew plc .............. Health Care Equipment & Supplies 152,142 1,885,467
Standard Chartered plc ............ Banks 101,053 912,491
Unilever plc ..................... Personal Care Products 32,947 1,808,445
WH Smith plc ................... Specialty Retail 46,703 668,328
16,642,286
United States 20.2%
BP plc ......................... Oil, Gas & Consumable Fuels 587,753 3,538,870
CNH Industrial NV ................ Machinery 172,588 1,748,316
CRH plc ....................... Construction Materials 34,283 2,540,615
c
GFL Environmental, Inc. ........... Commercial Services & Supplies 67,156 2,614,383
a
ICON plc ....................... Life Sciences Tools & Services 6,023 1,888,030
Sanofi SA ...................... Pharmaceuticals 32,732 3,157,218
Shell plc ....................... Oil, Gas & Consumable Fuels 107,385 3,851,838
Swiss Re AG .................... Insurance 11,180 1,386,140
20,725,410
Total Common Stocks (Cost $69,746,226) ......................................
98,935,927
a a a a a
Escrows and Litigation Trusts 0.0%
a,d
Hemisphere Properties India Ltd.,
Escrow Account ................ 2,094,964 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $69,746,226) ................................
98,935,927
Short Term Investments 6.1%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 2.1%
United States 2.1%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 4.972% ......... 2,139,441 2,139,441
Total Money Market Funds (Cost $2,139,441) ...................................
2,139,441

Templeton Institutional Funds
Schedule of Investments (unaudited)
International Equity Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
g
Investments from Cash Collateral Received for Loaned
Securities 4.0%
Money Market Funds 4.0%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 4.972% ......... 4,144,555 $ 4,144,555
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$4,144,555) .................................................................
4,144,555
a a a a a
Total Short Term Investments (Cost $6,283,996 ) .................................
6,283,996
a a a
Total Investments (Cost $76,030,222) 102.5% ...................................
$105,219,923
Other Assets, less Liabilities (2.5)% ...........................................
(2,626,673)
Net Assets 100.0% ...........................................................
$102,593,250
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the value of this security was
$1,502,916, representing 1.5% of net assets.
c
A portion or all of the security is on loan at June 30, 2024. See Note 1(d).
d
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
e
See Note 3(d) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(d) regarding securities on loan.

Templeton Institutional Funds
Schedule of Investments (unaudited)
International Equity Series
(continued)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2024, the Fund had the following futures contracts outstanding. See Note 1(c).
See Note 6 regarding other derivative information.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 20 $ 2,343,200 9/20/24 $ 15,257
Total Futures Contracts ...................................................................... $15,257
*
As of period end.

Templeton Institutional Funds
Financial Statements
Statements of Assets and Liabilities
June 30, 2024 (unaudited)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Foreign Smaller
Companies
Series
International
Equity Series
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $111,355,229 $69,746,226
Cost - Non-controlled affiliates (Note 3d) ....................................... 1,205,427 6,283,996
Value - Unaffiliated issuers (Includes securities loaned of $4,656,081 and $3,915,369, respectively) ............................................................ $151,899,377 $98,935,927
Value - Non-controlled affiliates (Note 3d) ...................................... 1,205,427 6,283,996
Cash ................................................................... 7,741,130 —
Foreign currency, at value (cost $2,498 and $2,911 , respectively) ...................... 2,498 2,944
Receivables:
Investment securities sold .................................................. 347,514 —
Capital shares sold ....................................................... 15,925 440,177
Dividends .............................................................. 514,269 3,393,637
European Union tax reclaims (Note 1 e ) ........................................ 193,356 186,912
Affiliates ............................................................... — 1,035
Deposits with brokers for:
Futures contracts ....................................................... — 81,831
Variation margin on futures contracts .......................................... — 2,601
Total assets ......................................................... 161,919,496 109,329,060
Liabilities:
Payables:
Investment securities purchased ............................................. 84,707 —
Capital shares redeemed .................................................. 33,954 180
Management fees ........................................................ 128,389 —
Transfer agent fees ....................................................... 3,133 4,448
Trustees' fees and expenses ................................................ 4,861 5,806
IRS closing agreement payments for European Union tax reclaims (Note 1 e ) ............ — 2,466,990
Funds advanced by custodian ................................................ — 31
Payable upon return of securities loaned (Note 1 d ) ................................. 1,205,427 4,144,555
Deferred tax .............................................................. — 36,664
Accrued expenses and other liabilities .......................................... 114,239 77,136
Total liabilities ........................................................ 1,574,710 6,735,810
Net assets, at value ................................................ $160,344,786 $102,593,250
Net assets consist of:
Paid-in capital ............................................................ $120,266,055 $62,007,940
Total distributable earnings (losses) ............................................ 40,078,731 40,585,310
Net assets, at value ................................................ $160,344,786 $102,593,250
Shares outstanding ........................................................ 8,564,724
Net asset value per share
a
................................................... $18.72
International
Equity Series
Primary Shares:
Net assets, at value ....................................................................... $102,448,000
Shares outstanding ........................................................................ 8,629,440
Net asset value per share
a
.................................................................. $11.87
Service Shares:
Net assets, at value ....................................................................... $145,250
Shares outstanding ........................................................................ 11,904
Net asset value per share
a
.................................................................. $12.20
a
Net asset value per share may not recalculate due to rounding.

Templeton Institutional Funds
Financial Statements
Statements of Operations
for the six months ended June 30, 2024 (unaudited)
ftinstitutional.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Foreign Smaller
Companies
Series
International
Equity Series
Investment income:
Dividends: (net of foreign taxes of $276,673 and $123,068, respectively)
Unaffiliated issuers ....................................................... $2,267,126 $2,223,417
Non-controlled affiliates (No te 3d) ............................................ — 79,666
Interest:
Unaffiliated issuers ....................................................... 12,969 1,940
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... 3,252 (2,948)
Non-controlled affiliates (Note 3d) ............................................ 33,743 5,414
Other income (Note 1 e ) ..................................................... 491 2,212
Less: IRS closing agreement payments for European Union tax reclaims (Note 1 e ) ......... — (109,967)
Total investment income .................................................. 2,317,581 2,199,734
Expenses:
Management fees (Note 3 a ) .................................................. 841,523 414,614
Transfer agent fees: (Note 3c )
    Primary Shares ......................................................... — 15,795
    Service Shares ......................................................... — 77
Transfer agent fees (Note 3 c ) ................................................. 17,705 —
Sub-transfer agent fees: (Note 3c )
    Service Shares ......................................................... — 106
Custodian fees ............................................................ 21,795 6,158
Reports to shareholders fees ................................................. 5,735 3,143
Registration and filing fees ................................................... 24,658 23,175
Professional fees .......................................................... 33,345 38,577
Trustees' fees and expenses ................................................. 14,428 12,132
Other ................................................................... 8,763 (34,570)
Total expenses ........................................................ 967,952 479,207
Expenses waived/paid by affiliates (Note 3d and 3e) ............................. (1,841) (24,535)
Net expenses ........................................................ 966,111 454,672
Net investment income ............................................... 1,351,470 1,745,062
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:(net of foreign taxes of $– and $2,974, respectively)
Unaffiliated issuers ..................................................... 10,518,419 11,508,107
Foreign currency transactions ............................................... (32,651) 12,402
Futures contracts ........................................................ — 127,327
Net realized gain (loss) ................................................. 10,485,768 11,647,836
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... (11,420,093) (4,662,502)
Translation of other assets and liabilities denominated in foreign currencies ............. (17,250) (116,247)
Futures contracts ........................................................ — (65,900)
Change in deferred taxes on unrealized appreciation .............................. — (36,664)
Net change in unrealized appreciation (depreciation) ........................... (11,437,343) (4,881,313)
Net realized and unrealized gain (loss) ........................................... (951,575) 6,766,523
Net increase (decrease) in net assets resulting from operations ......................... $399,895 $8,511,585

Templeton Institutional Funds
Financial Statements
Statements of Changes in Net Assets
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Foreign Smaller Companies Series International Equity Series
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,351,470 $3,334,550 $1,745,062 $7,668,743
Net realized gain (loss) ............ 10,485,768 24,618,226 11,647,836 20,108,897
Net change in unrealized appreciation
(depreciation) ................. (11,437,343) 10,379,894 (4,881,313) 4,156,901
Net increase (decrease) in net
assets resulting from operations . 399,895 38,332,670 8,511,585 31,934,541
Distributions to shareholders:
Primary Shares .................. — — — (17,093,312)
Service Shares .................. — — — (18,325)
Distributions to shareholders ......... — (2,478,019) — —
Total distributions to shareholders ..... — (2,478,019) — (17,111,637)
Capital share transactions: (Note 2 )
Primary Shares .................. — — (33,787,186) (83,129,418)
Service Shares .................. — — (2,137) 3,731
Capital share transactions (Note 2 ) ..... (31,311,422) (197,978,448) — —
Total capital share transactions ....... (31,311,422) (197,978,448) (33,789,323) (83,125,687)
Net increase (decrease) in net
assets ..................... (30,911,527) (162,123,797) (25,277,738) (68,302,783)
Net assets:
Beginning of period ................ 191,256,313 353,380,110 127,870,988 196,173,771
End of period ..................... $160,344,786 $191,256,313 $102,593,250 $127,870,988

Templeton Institutional Funds
Notes to Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
1. Organization and Significant Accounting Policies
Templeton Institutional Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of two
separate funds (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946)
and apply the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. International
Equity Series offers Primary and Service Shares. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

Templeton Institutional Funds
Notes to Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between
the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Institutional Funds
Notes to Financial Statements (unaudited)

ftinstitutional.com
Semiannual Report
the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. At June 30, 2024,
Foreign Smaller Companies Series had no futures contracts.
See Note 6 regarding other derivative information.
d. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. Additionally, at
June 30, 2024, Foreign Smaller Companies Series held
$3,788,930 in U.S. Government and Agency securities
as collateral. These securities are held as collateral in
segregated accounts with the Fund's custodian. The
Fund cannot repledge or resell these securities held as
collateral. As such, the non-cash collateral is excluded from the Statements of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
e. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Funds during a fiscal year exceed foreign withholding taxes paid by the Funds,
and the Funds previously passed through to its shareholders
foreign taxes incurred by the Funds to be used as a credit
or deduction on a shareholder’s income tax return, the
Funds will enter into a closing agreement with the Internal
Revenue Service (IRS) in order to pay the associated tax
liability on behalf of the Funds' shareholders. International
Equity Series determined to enter into a closing agreement
with the IRS and recorded the estimated payments as
a reduction to income, as reflected in the Statements of
Operations.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

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Notes to Financial Statements (unaudited)

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Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2024, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
e. Income and Deferred Taxes
(continued)

Templeton Institutional Funds
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2. Shares of Beneficial Interest
At June 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Foreign Smaller Companies
Series
Shares Amount
Advisor Class
Six Months ended June 30, 2024
Shares sold ................................... 581,197 $10,552,563
Shares redeemed ............................... (2,258,669) (41,863,985)
Net increase (decrease) .......................... (1,677,472) $(31,311,422)
Year ended December 31, 2023
Shares sold ................................... 774,913 $13,498,672
Shares issued in reinvestment of distributions .......... 139,219 2,434,410
Shares redeemed ............................... (12,288,620) (213,911,530)
Net increase (decrease) .......................... (11,374,488) $(197,978,448)
International Equity Series
Shares Amount
Primary Shares
Primary Shares:
Six Months ended June 30, 2024
Shares sold ................................... 692,523 $7,897,247
Shares redeemed ............................... (3,770,038) (41,684,433)
Net increase (decrease) .......................... (3,077,515) $(33,787,186)
Year ended December 31, 2023
Shares sold ................................... 1,390,671 $15,553,199
Shares issued in reinvestment of distributions .......... 1,536,843 16,457,252
Shares redeemed in-kind (No te 9) ................... (5,437,954) (59,545,598)
Shares redeemed ............................... (5,026,589) (55,594,271)
Net increase (decrease) .......................... (7,537,029) $(83,129,418)
Service Shares
Service Shares:
Six Months ended June 30, 2024
Shares sold ................................... 66 $769
Shares redeemed ............................... (240) (2,906)
Net increase (decrease) .......................... (174) $(2,137)
Year ended December 31, 2023
Shares sold ................................... 114 $1,319
Shares issued in reinvestment of distributions .......... 1,667 18,324
Shares redeemed ............................... (1,448) (15,912)
Net increase (decrease) .......................... 333 $3,731

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Foreign Smaller Companies Series pays an investment management fee, calculated daily and paid monthly, to TIC based on the average daily net assets of the Fund as follows:
International Equity Series pays an investment management fee, calculated daily and paid monthly, to TIC based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2024, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
Under a subadvisory agreement, FTIC, an affiliate of TIC, provides subadvisory services to Foreign Smaller Companies
Series. The subadvisory fee is paid by TIC based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Subsidiary Affiliation
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Investments Corp. (FTIC) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.950% Up to and including $500 million
0.930% Over $500 million, up to and including $1 billion
0.910% Over $1 billion, up to and including $5 billion
0.890% Over $5 billion, up to and including $10 billion
0.870% Over $10 billion, up to and including $15 billion
0.850% In excess of $15 billion
Annualized Fee Rate Net Assets
0.775% Up to and including $500 million
0.755% Over $500 million, up to and including $1 billion
0.735% Over $1 billion, up to and including $5 billion
0.715% Over $5 billion, up to and including $10 billion
0.695% Over $10 billion, up to and including $15 billion
0.675% In excess of $15 billion
Foreign Smaller
Companies
Series
International
Equity Series
Gross effective investment management fee rate ........ 0.950% 0.775%

Templeton Institutional Funds
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b. Administrative Fees
Under an agreement with TIC, FT Services provides administrative services to the Funds. The fee is paid by TIC based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
For the period ended June 30, 2024, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
International Equity Series' Service shares may pay up to 0.15% of average daily net assets for sub-transfer agency fees as noted in the Statements of Operations.
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended June 30, 2024, investments in affiliated management investment companies were as follows:
Foreign Smaller
Companies
Series
International
Equity Series
Transfer agent fees ........................ $17,628 $13,808 aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Foreign Smaller Companies Series
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% $525,321 $13,552,151 $(12,872,045) $— $— $1,205,427 1,205,427 $33,743
Total Affiliated Securities ... $525,321 $13,552,151 $(12,872,045) $— $— $1,205,427 $33,743
3. Transactions with Affiliates
(continued)

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e. Waiver and Expense Reimbursements
TIC has contractually agreed in advance to limit the investment management fees for International Equity Series to 0.74%
of the average daily net assets of the Fund until April 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2023, the capital loss carryforwards were as follows:
At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
International Equity Series
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% $2,548,785 $23,804,313 $(24,213,657) $— $— $2,139,441 2,139,441 $79,666
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% $221,250 $4,192,430 $(269,125) $— $— $4,144,555 4,144,555 $5,414
Total Affiliated Securities ... $2,770,035 $27,996,743 $(24,482,782) $— $— $6,283,996 $85,080
Foreign Smaller
Companies
Series
1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 9,900,242
Foreign Smaller
Companies
Series
International
Equity Series
a a a
Cost of investments ....................... $116,989,486 $78,025,987
Unrealized appreciation ..................... $48,487,471 $31,541,575
Unrealized depreciation ..................... (12,372,153) (4,332,382)
Net unrealized appreciation (depreciation) ....... $36,115,318 $27,209,193
3. Transactions with Affiliates
(continued)
d. Investments in Affiliated Management Investment Companies
(continued)

Templeton Institutional Funds
Notes to Financial Statements (unaudited)

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Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, EU reclaims, passive foreign investment company shares, derivative financial instruments and in-kind transactions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2024, were as follows:
At June 30, 2024, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
6. Other Derivative Information
At June 30, 2024, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Foreign Smaller
Companies
Series
International
Equity Series
Purchases .............................. $29,890,560 $20,775,922
Sales .................................. $59,982,335 $51,349,051
Foreign Smaller
Companies
Series
International
Equity Series
Securities lending transactions
a
:
Equity investments
b
........................ $1,205,427 $4,144,555
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
International Equity Series
Equity contracts ...........
Variation margin on futures
contracts
$ 15,257
a
Variation margin on futures
contracts
$ —
Total .................... $15,257 $—
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
4. Income Taxes
(continued)

Templeton Institutional Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
For the period ended June 30, 2024, the effect of derivative contracts in the Statements of Operations was as follows:
For the period ended June 30, 2024, the average month end notional amount of futures contracts represented $2,301,614.
See Note 1(c) regarding derivative financial instruments.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended June 30, 2024, the
Funds did not use the Global Credit Facility.
9. Redemption In-Kind
During the year ended December 31, 2023, International Equity Series realized $8,468,998 of net gains resulting from a redemption in-kind in which a shareholder redeemed fund shares for cash and securities held by the Fund. Because such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
International Equity Series
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity contracts ..............
Futures contracts $127,327 Futures contracts $(65,900)
Total ....................... $127,327 $(65,900)
6. Other Derivative Information
(continued)

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Notes to Financial Statements (unaudited)

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Semiannual Report
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2024, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Foreign Smaller Companies Series
Assets:
Investments in Securities:
Common Stocks :
Austria ............................... $ — $ 1,554,815 $ — $ 1,554,815
Bahamas ............................. 2,888,868 — — 2,888,868
Belgium .............................. — 2,235,799 — 2,235,799
Brazil ................................ 4,490,076 — — 4,490,076
Canada .............................. 7,115,827 — — 7,115,827
China ............................... — 2,320,501 — 2,320,501
Denmark ............................. — 812,524 — 812,524
Finland .............................. — 3,147,934 — 3,147,934
France ............................... — 690,852 — 690,852
Germany ............................. — 9,004,124 — 9,004,124
Greece .............................. 1,071,262 — — 1,071,262
Hong Kong ........................... — 4,972,738 — 4,972,738
India ................................ — 3,061,052 — 3,061,052
Indonesia ............................ 1,002,346 — — 1,002,346
Israel ................................ 1,438,013 186,392 — 1,624,405
Italy ................................. 4,174,718 10,121,055 — 14,295,773
Japan ............................... 3,095,369 27,578,095 — 30,673,464
Mexico .............................. 1,159,692 — — 1,159,692
New Zealand .......................... — 1,624,759 — 1,624,759
Norway .............................. — 2,165,450 — 2,165,450
Philippines ............................ 3,283,604 — — 3,283,604
Portugal .............................. 1,019,153 — — 1,019,153
South Korea .......................... — 6,846,219 — 6,846,219
Sweden .............................. 509,990 3,962,858 — 4,472,848
Switzerland ........................... 2,701,133 4,647,444 — 7,348,577
Taiwan ............................... — 11,242,509 — 11,242,509
Thailand ............................. 691,665 2,411,181 — 3,102,846
United Kingdom ........................ 8,003,909 8,733,374 — 16,737,283
United States .......................... 1,934,077 — — 1,934,077
Short Term Investments ................... 1,205,427 — — 1,205,427
Total Investments in Securities ........... $45,785,129 $107,319,675
a
$— $153,104,804

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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
International Equity Series
Assets:
Investments in Securities:
Common Stocks :
Belgium .............................. $ — $ 1,317,527 $ — $ 1,317,527
Canada .............................. 3,132,909 — — 3,132,909
Chile ................................ — 2,088,959 — 2,088,959
China ............................... 1,566,642 — — 1,566,642
Denmark ............................. — 1,502,916 — 1,502,916
France ............................... — 9,759,260 — 9,759,260
Germany ............................. — 10,398,377 — 10,398,377
Hungary ............................. 961,130 — — 961,130
India ................................ — 1,680,057 — 1,680,057
Ireland ............................... — 1,743,207 — 1,743,207
Japan ............................... — 11,809,642 — 11,809,642
Netherlands ........................... — 2,774,325 — 2,774,325
Norway .............................. — 1,454,448 — 1,454,448
South Korea .......................... — 5,385,786 — 5,385,786
Sweden .............................. — 1,430,907 — 1,430,907
Switzerland ........................... — 1,182,584 — 1,182,584
Taiwan ............................... — 3,379,555 — 3,379,555
United Kingdom ........................ 668,328 15,973,958 — 16,642,286
United States .......................... 6,250,729 14,474,681 — 20,725,410
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 6,283,996 — — 6,283,996
Total Investments in Securities ........... $18,863,734 $86,356,189
c
$— $105,219,923
Other Financial Instruments:
Futures Contracts ....................... $15,257 $— $— $15,257
Total Other Financial Instruments ......... $15,257 $— $— $15,257
a
Includes foreign securities valued at $107,319,675, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $86,356,189, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
NVDR
Non-Voting Depositary Receipt
10. Fair Value Measurements
(continued)

Templeton Institutional Funds

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Semiannual Report
TEMPLETON INSTITUTIONAL FUNDS
Foreign Smaller Companies Series
International Equity Series
(each a Fund)
At an in-person meeting held on May 22, 2024 (Meeting), the Board of Trustees (Board) of Templeton Institutional Funds
(Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between
Templeton Investment Counsel, LLC (TICL) and the Trust, on behalf of each Fund, and an investment sub-advisory agreement between TICL and Franklin Templeton Investments Corp. (Sub-Adviser), an affiliate of TICL, on behalf of the Foreign Smaller
Companies Series (each a Management Agreement), for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each
Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the
Board deemed appropriate. TICL and the Sub-Adviser are each referred to herein as a Manager.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Managers by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each
Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each
Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
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In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreements are fair and reasonable and that the continuance of each Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation;
oversight of third-party service providers; investment performance reports and related financial information for each Fund;
reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the
Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2023. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.
Foreign Smaller Companies Series - The Performance Universe for the Fund included the Fund and all retail and institutional international small-/mid-cap growth funds. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median and in the second quintile of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.
International Equity Series - The Performance Universe for the Fund included the Fund and all retail and institutional international large-cap value funds. The Board noted that the Fund’s annualized total return for the one-year period was above the median and in the first (best) quintile of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed the Fund’s performance with management and management explained that some peers in the Fund’s Performance Universe are more growth-oriented than the Fund and growth outperformed value in the five-year period. Management further explained that relative underperformance during the five-year period was due to stock selection in the healthcare, consumer discretionary and communication services sectors.

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Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including, among others, the implementation of an enhanced portfolio construction approach and enhancements arising out of a review of the business and investment process. The Board noted that the Fund’s annualized total return was positive for all periods and had a one-year return of 22.84%. The Board concluded that the Fund’s
Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges
(as applicable), and the actual total expense ratio, for comparative consistency, was shown for: (i) Institutional Class, Class
I, Class IS, Class Y and Class Z shares for the other funds in the Foreign Smaller Companies Series Expense Group with multiple classes of shares, and (ii) Primary shares for the International Equity Series and for Institutional Class, Class I,
Class Y and Class Z for the other funds in the Expense Group. The Board received a description of the methodology used by
Broadridge to select the mutual funds included in an Expense Group.
Foreign Smaller Companies Series - The Expense Group for the Fund included the Fund and 16 other international small-/
mid-cap growth funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were above the medians by less than one basis point of its Expense Group. The Board noted that the Sub-Adviser is paid by TICL out of the management fee TICL receives from the Fund and that the allocation of the fee between TICL and the Sub-Adviser reflected the services provided by each to the Fund. The Board concluded that the Management Rate charged to the Fund and the sub-
advisory fee paid to the Sub-Adviser are reasonable.
International Equity Series - The Expense Group for the Fund included the Fund and seven other institutional international large-cap value funds. The Board noted that the Management Rate was approximately four basis points above the median of its Expense Group. The Board also noted that the actual total expense ratio for the Fund was above the median of its
Expense Group. The Board discussed the expenses of this Fund with management and management explained that the Fund is the second smallest fund by assets under management in its Expense Group and therefore its fixed costs have a higher impact on a basis point basis, driving overall Fund total expenses higher. The Board further noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. After consideration of the above, the Board concluded that the
Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating

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profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable upfront expenditures by each Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent, and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Managers’ views that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Managers incur across the FT family of funds as a whole. The Board noted that each Fund does not currently have an asset size that would likely enable the Fund to achieve economies of scale, but concluded that to the extent economies of scale may be realized by each Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

ZTIF-SFSOI 08/24
© 2024 Franklin Templeton. All rights reserved.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSRS.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSRS.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSRS.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSRS.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

N/A

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

N/A

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

N/A

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 16.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

N/A

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 19.	Exhibits.

(a)(1) N/A

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INSTITUTIONAL FUNDS

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	August 29, 2024

By	/s/ JEFFREY WHITE
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	August 29, 2024